July 2, 1997

                             Tax-Free USA Fund
                           Tax-Free Insured Fund
                      Tax-Free USA Intermediate Fund

            Supplement to Statement of Additional Information
                          Dated October 30, 1996


     The following replaces average annual total return and cumulative total return information for Class A Shares at offer in the section of the Statement of Additional Information entitled Performance Information:

                        Average Annual Total Return

                  USA A Class                     Insured A Class
                  at Offer)(1)                      (at Offer)(1)
1 year ended                       1 year ended
8/31/96             (1.90%)        8/31/96           (0.01%)

3 years ended                      3 years ended
8/31/96              2.05%         8/31/96            2.23%

5 years ended                      5 years ended
8/31/96              5.84%         8/31/96            5.23%

10 years ended                     10 years ended
8/31/96              6.80%         8/31/96            6.29%

Period 1/11/84(2)                  Period 3/25/85(2)
through 8/31/96      9.15%         through 8/31/96    7.61%


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                          Cumulative Total Return

                  USA A Class                     Insured A Class
                  (at Offer)(1)                     (at Offer)(1)
3 months ended                     3 months ended
8/31/96             (3.44%)        8/31/96           (3.21%)

6 months ended                     6 months ended
8/31/96             (5.67%)        8/31/96           (5.09%)

9 months ended                     9 months ended
8/31/96             (5.16%)        8/31/96           (3.86%)

1 year ended                       1 year ended
8/31/96             (1.90%)        8/31/96           (0.01%)

3 years ended                      3 years ended
8/31/96              6.28%         8/31/96            6.84%

5 years ended                      5 years ended
8/31/96             32.79%         8/31/96           29.04%

10 years ended                     10 years ended
8/31/96             93.15%         8/31/96           84.00%

Period 1/11/84(2)                  Period 3/25/85(2)
through 8/31/96    202.43%         through 8/31/96  131.45%

(1) Effective June 9, 1997, the maximum front-end sales charge was reduced from 4.75% to 3.75%. The above performance numbers are calculated using 3.75% as the applicable sales charge for all time periods, and are more favorable than they would have been had they been calculated using the former front-end sales charges.

(2)  Date of initial public offering.

                  Average Annual                    Cumulative
                  Total Return                      Total Return
                  Intermediate                      Intermediate
                  A Class(1)(2)                     A Class(1)(2)
                  (at Offer)                        (at Offer)
1 year ended                       3 months ended
8/31/96             1.68%          8/31/96           (1.14%)

3 years ended                      6 months ended
8/31/96             3.36%          8/31/96           (1.76%)

Period 1/7/93(3)                   9 months ended
through 8/31/96     5.42%          8/31/96           (0.85%)

                                   1 year ended
                                   8/31/96            1.68%

                                   3 years ended
                                   8/31/96           10.44%

                                   Period 1/7/93(3)
                                   to 8/31/96        21.23%

(1) The Manager elected to waive voluntarily the portion of its annual compensation payable under its Investment Management Agreement with the Intermediate Fund to limit operating expenses of the Fund to 0.25% (including 12b-1 expenses). That waiver was modified effective May 2, 1994 to limit operating expenses to 0.10%, exclusive of 12b-1 expenses, through December 31, 1996. In the absence of such voluntary waiver, performance would have been affected negatively.

(2) Effective June 9, 1997, the maximum front-end sales charge was reduced from 3.00% to 2.75%. The above performance numbers are calculated using 2.75% as the applicable sales charge for all time periods, and are more favorable than they would have been had they been calculated using the former front-end sales charges.

(3)  Date of initial public offering.


     The following replaces 30-day yield (including the tax-equivalent yield) figures as of August 31, 1996 for Class A
Shares in the section of the Statement of Additional Information entitled Performance Information:

                                             30-Day
                         30-Day         Tax-Equivalent

USA Fund                 5.32%               7.71%

Insured Fund             4.66%               6.75%

Intermediate Fund        4.80%               6.96%

Each yield has been calculated using the new maximum front-end sales charge in effect on June 9, 1997 described above. The tax-equivalent yield assumes a federal income tax rate of 31%. The yields of the Intermediate Fund reflect the voluntary fee waiver undertaken by the Manager described above.